Consolidated statement of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of cash flows
Profit / (loss) before tax from continued operations	$ 4,073,846	$ (101,973,960)	$ (133,807,595)
Loss before tax from discontinued operations	(1,058,675)	(24,830,739)	(12,399,838)
Profit / (loss) for the year before tax	3,015,171	(126,804,699)	(146,207,433)
Adjustments to reconcile profit before tax to net cash flows:
Depreciation of property and equipment	356,288	604,304	182,402
Depreciation of right-of-use assets	364,116	1,216,495	541,218
Amortization of intangible assets	32,375	2,455,243	15,963
Provision for expected credit losses	535,340	873,442	1,327,104
Loss from sale of subsidiaries	8,285,250
Other income	(18,834,177)
Gain on recognition of sublease receivable		(87,026)
Sublease income	(37,706)	(8,340)
Provision for employees' end of service benefits, net of reversals		(171,447)	704,614
Finance cost	12,192	3,466,593	1,400,067
Listing costs		139,609,424
Change in fair value of deferred purchase price	(727,134)	(31,844,346)
Change in fair value of financial liabilities.	1,210,671	109,720,648	(44,330,400)
Impairment of assets		46,381,441
Impairment of financial assets		10,000,880
Employee share-based payments charges / (reversals)	285,651	(36,155,857)	33,611,231
Cash flows used in operations before changes in working capital	(7,923,305)	(100,184,541)	(64,094,434)
Changes in working capital:
Trade and other receivables	3,917,812	(11,489,377)	(4,825,451)
Prepaid expenses and other current assets	995,660	(2,584,987)	(868,620)
Accounts payable, accruals and other payables	(6,471,125)	(3,571,712)	8,259,002
Current tax liabilities	244,206	793,105	(635,821)
Due to related parties	131,523		36,091
Cash flows from (used in) operations	(9,105,229)	(117,037,512)	(62,129,233)
Payment of employees' end of service benefits		(635,314)	(5,507)
Net cash flows used in operating activities	(9,105,229)	(117,672,826)	(62,134,740)
Cash flows from an investing activity
Purchase of property and equipment	(17,237)	(817,586)	(319,471)
Proceeds From Disposal Of Subsidiaries	8,400,000
Purchase of financial assets		(5,000,010)	(10,000,880)
Payment for acquisition of subsidiary, net of cash acquired		(743,292)	(823,446)
Sublease rentals received	668,236	138,410
Purchase of intangible assets	(258,151)	(1,666,934)	(2,222)
Net cash flows generated from / (used in) investing activities	8,792,848	(8,089,412)	(11,146,019)
Cash flows from financing activities
Proceeds from issuance of share capital	789,462	60,787,038
Proceeds from issuance of convertible notes		26,336,000	73,206,415
Proceed from PIPE subscription		39,664,000
Payments of external loan		(134,830)
Repayment of loan from related party		(195,270)
Finance cost paid		543,432	2,653
Finance lease liabilities paid, net of accretion	(445,571)	(850,773)	(482,389)
Net cash flows generated from financing activities	343,891	125,062,733	72,721,373
Net increase / (decrease) in cash and cash equivalents	31,510	(699,505)	(559,386)
Cash and cash equivalents at the beginning of the year	2,696,276	9,529,723	10,348,732
Effects of exchange rate changes on cash and cash equivalents	196,230	(6,133,942)	(259,623)
Cash and cash equivalents at the end of the year	2,924,016	2,696,276	$ 9,529,723
Non-cash financing and investing activities:
Settlement of deferred purchase price	5,377,829
Issuance of shares during the year	$ 3,073,237	3,432,493
Fair value of shares earnouts		(75,550,455)
Acquisitions of non-controlling interests		(3,036,641)
Costs attributable to the issuance of shares		8,467,766
Conversion of convertible notes		145,952,505
Property and equipment additions through acquisition of business		(586,452)
Intangible assets additions through acquisition of business		$ (20,580,000)